Property and Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 7,387	45,340	32,783
Less: accumulated depreciation	(2,883)	(17,695)	(15,268)
Property and equipment, net	$ 4,504	27,645	17,515